Capital [Member] Average Annual Total Returns - Capital - Capital Shares	12 Months Ended	60 Months Ended	86 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Prospectus [Line Items]
Average Annual Return, Percent	5.11%	2.37%	2.20%
Performance Inception Date			Nov. 10, 2017